UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Municipal High Income Opportunity Fund (NMZ) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 2.1% (1.5% of Total Investments)
$ 5,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 6.000%, 12/31/45	12/45 at 100.00	A3	$5,505,400
	(Mandatory put 4/30/19) (Alternative Minimum Tax)
1,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45	12/45 at 100.00	A3	1,073,486
	(Mandatory put 4/30/15)
1,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19)	10/39 at 100.00	Baa1	1,043,635
	(Alternative Minimum Tax)

7,000	Total National			7,622,521

	Alabama – 2.4% (1.7% of Total Investments)
2,000	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/06 at 102.00	N/R (4)	2,049,920
	Hospital, Series 1996, 6.750%, 4/01/15 (Pre-refunded 4/01/06)
6,200	Baldwin County Eastern Shore Healthcare Authority, Alabama, Hospital Revenue Bonds, Thomas	4/08 at 102.00	N/R (4)	6,569,148
	Hospital, Series 1998, 5.750%, 4/01/27 (Pre-refunded 4/01/08)

8,200	Total Alabama			8,619,068

	Arizona – 4.6% (3.3% of Total Investments)
566	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	621,213
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	BB	6,764,688
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
350	6.375%, 11/01/13	11/11 at 103.00	N/R	353,574
790	7.250%, 11/01/23	11/11 at 103.00	N/R	802,237
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,741,240
1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	N/R	1,701,259
	Elementary School, Series 2004, 7.500%, 7/01/34
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	561,259
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	587,715
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	7/14 at 100.00	N/R (4)	1,202,780
	Educational Services Charter School, Series 2004, 7.125%, 7/01/24 (Pre-refunded 7/01/14)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	A	1,191,227
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	1,015,100
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

15,986	Total Arizona			16,542,292

	California – 17.5% (12.6% of Total Investments)
8,000	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power	No Opt. Call	N/R	8,006,400
	and Telecom, Series 2004, 7.000%, 6/01/09
500	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	7/26 at 100.00	A–	525,615
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
1,005	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/06 at 100.00	BB	1,005,171
	Hospital, Series 1993, 5.750%, 5/15/15
	California State Public Works Board, Lease Revenue Bonds, Department of General Services,
	Series 2003D:
1,090	5.000%, 6/01/21	12/13 at 100.00	A–	1,139,115
1,170	5.100%, 6/01/23	12/13 at 100.00	A–	1,225,049
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	3,108,360
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,062,563
	2004A, 7.750%, 3/01/34
1,015	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,074,946
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum
	Tax)
3,360	California, General Obligation Bonds, Series 2003, 5.000%, 11/01/21	11/13 at 100.00	A	3,525,816
4,975	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	Aaa	5,572,000
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)
5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	6,193,935
	Bonds, Series 2003A-1, 6.750%, 6/01/39
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,204,390
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42
	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1,
	Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	515,215
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,030,230
2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home	5/14 at 100.00	N/R	2,780,050
	Park, Series 2004A, 6.450%, 5/15/44
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	1,079,300
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,259,340
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,555,108
	District 3, Series 2004, 5.950%, 9/01/34
300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	310,515
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	3,053,398
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,
	Community Facilities District, Series 2004:
800	5.550%, 9/01/29	9/14 at 100.00	N/R	816,168
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,275,250
1,555	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/11 at 100.00	N/R	1,587,546
	Community Facilities District 2000-1, Series 2004B, 5.300%, 9/01/34
1,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District – Morro Hills,	3/14 at 100.00	N/R	1,035,540
	Series 2004, 5.750%, 9/01/28
	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera
	Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	516,640
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,674,774
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,024,010
2,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	BBB–	2,261,588
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	4,091,308
	District 2001-1, Series 2004A, 6.125%, 9/01/39

60,280	Total California			63,509,340

	Colorado – 9.5% (6.7% of Total Investments)
925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%,	12/13 at 101.00	N/R	989,186
	12/01/33
5,600	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	5,988,584
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB	437,548
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	755,664
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
920	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass	7/08 at 100.00	N/R (4)	977,638
	Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver	5/14 at 101.00	N/R	3,683,225
	Arts and Technology Academy, Series 2003, 8.000%, 5/01/34
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel
	Academy Charter School, Series 2003:
500	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	596,380
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	1,052,791
1,809	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/12 at 100.00	N/R	1,904,479
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002,
	8.000%, 2/15/32
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1	1,501,475
	County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20
1,500	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue	6/14 at 100.00	N/R	1,636,950
	Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34
2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High	6/14 at 100.00	N/R	1,986,920
	School Association, Series 2004A, 7.500%, 6/01/24
900	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class II Series 2002C-6,	10/12 at 100.00	AA	921,591
	5.300%, 10/01/42
4,300	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	4,736,149
1,000	Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan Revenue Bonds, Garden Court	7/08 at 102.00	AAA	1,022,940
	Community Project, Series 1998, 5.400%, 7/01/39
800	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996,	5/06 at 101.00	N/R	811,672
	7.500%, 5/01/21 (Alternative Minimum Tax)
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	AA	1,312,800
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
2,000	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/32 at 100.00	N/R	2,259,800
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	253,953
315	6.375%, 12/01/23	12/13 at 100.00	N/R	323,354
	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	520,995
500	6.750%, 12/01/33	12/13 at 100.00	N/R	516,650

31,944	Total Colorado			34,190,744

	Connecticut – 0.3% (0.2% of Total Investments)
1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/06 at 100.00	BBB	1,024,283
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)

	Florida – 9.2% (6.5% of Total Investments)
4,445	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/13 at 102.00	N/R	4,852,873
	Bonds, Series 2003A, 6.650%, 5/01/34
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	BBB–	795,347
	11/01/20 (Alternative Minimum Tax)
1,190	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,234,078
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special
	Assessment Bonds, Series 2004:
485	6.125%, 5/01/24	5/14 at 101.00	N/R	520,327
450	6.250%, 5/01/34	5/14 at 101.00	N/R	477,014
6,880	Lee County Industrial Development Authority, Florida, Multifamily Housing Revenue Bonds,	No Opt. Call	B2	5,997,502
	Legacy at Lehigh Project, Senior Series 2003A, 6.000%, 12/01/43
640	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	666,982
	2004, 6.125%, 5/01/34
3,370	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue	5/14 at 101.00	N/R	3,437,771
	Bonds, Series 2004A, 6.050%, 5/01/35
3,936	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A,	11/07 at 100.00	N/R	3,992,993
	Series 2003I, 8.000%, 11/01/13
3,945	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	4,086,073
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
1,700	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R	1,794,350
	Series 2004, 6.125%, 5/01/34
	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,
	Series 2004:
485	6.000%, 5/01/24	5/14 at 101.00	N/R	515,172
500	6.125%, 5/01/34	5/14 at 101.00	N/R	524,770
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
150	6.000%, 5/01/23	5/13 at 101.00	N/R	157,799
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,928,950

32,626	Total Florida			32,982,001

	Georgia – 1.0% (0.7% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/08 at 102.00	B1	489,280
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	924,066
	Series 2004A, 6.125%, 2/15/34
1,955	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	2,158,672
	Terrace, Series 2003, 7.625%, 12/01/33

3,355	Total Georgia			3,572,018

	Illinois – 10.8% (7.7% of Total Investments)
2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/08 at 100.00	N/R	2,099,260
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai
	Health System, Series 2003:
5,000	5.000%, 8/15/24	8/13 at 100.00	AAA	5,142,150
10,000	5.100%, 8/15/33	8/13 at 100.00	AAA	10,225,800
5,000	5.150%, 2/15/37	8/13 at 100.00	AAA	5,142,000
8,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	9,343,840
	5.750%, 7/01/29
1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series	11/08 at 102.00	BB+	1,304,254
	1998, 5.500%, 11/15/19
795	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A,	8/07 at 101.00	BBB–	796,646
	5.750%, 8/15/27
305	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital,	7/06 at 100.00	BBB–	305,192
	Series 1991, 7.375%, 1/01/23
1,650	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,732,995
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,022	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	4/06 at 100.00	N/R	1,020,955
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,065	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	2,139,237
	2004A, 6.200%, 3/01/34

38,037	Total Illinois			39,252,329

	Indiana – 3.5% (2.5% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%,	7/12 at 103.00	N/R	6,386,203
	1/15/24
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB–	539,795
2,500	6.000%, 3/01/34	3/14 at 101.00	BBB–	2,649,550
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,064,470
	Apartments, Series 2005A, 7.500%, 7/01/35
1,865	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	2,024,420
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

12,225	Total Indiana			12,664,438

	Louisiana – 6.3% (4.4% of Total Investments)
2,590	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special	5/16 at 100.00	N/R	2,535,222
	Assessment Bonds, Series 2004, 5.500%, 5/01/16
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	CCC+	9,374,905
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)
2,610	Lafourche Parish Housing Authority, Louisiana, GNMA Collateralized Mortgage Loan Multifamily	1/11 at 105.00	AAA	2,771,872
	Mortgage Revenue Bonds, City Place II Apartments, Series 2001, 6.700%, 1/20/40
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	899,712
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	835,646
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	10/22 at 100.00	N/R	5,130,484
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,047,460
	Series 2001B, 5.875%, 5/15/39

21,495	Total Louisiana			22,595,301

	Maine – 0.8% (0.6% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,278,802
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland – 3.4% (2.4% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	2,027,920
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	3,983,122
	Series 2004, 5.500%, 8/15/33
7,435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/06 at 100.00	B3	6,184,433
	5.300%, 7/01/24

13,235	Total Maryland			12,195,475

	Massachusetts – 1.4% (1.0% of Total Investments)
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	1,420,767
	Community Services Inc., Series 2004B, 6.375%, 7/01/34
3,455	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2000H,	7/10 at 100.00	AAA	3,715,300
	6.650%, 7/01/41 – MBIA Insured (Alternative Minimum Tax)

4,805	Total Massachusetts			5,136,067

	Michigan – 5.1% (3.6% of Total Investments)
1,315	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	1,319,800
	1999, 7.000%, 4/01/29
915	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	943,978
	2000, 8.000%, 4/01/29
1,450	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/09 at 101.00	BB–	1,387,143
	5.500%, 5/01/21
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	2/06 at 101.00	BB–	3,466,478
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,488,825
	Series 2005A, 6.750%, 11/15/38
2,740	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series	6/10 at 102.00	N/R	2,916,429
	2000, 8.250%, 6/01/30
	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
1,000	6.000%, 8/01/13	2/06 at 100.00	Ba2	1,000,230
1,500	6.000%, 8/01/18	2/06 at 100.00	Ba2	1,457,685
1,800	6.000%, 8/01/23	2/06 at 100.00	Ba2	1,701,360
2,500	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center,	7/14 at 100.00	A	2,593,300
	Series 2004G, 5.125%, 7/01/22

18,300	Total Michigan			18,275,228

	Minnesota – 2.9% (2.0% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14	7/10 at 100.00	N/R	102,450
100	7.300%, 7/01/15	7/10 at 100.00	N/R	102,444
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,348,996
	Series 2004A, 6.750%, 12/01/33
5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.250%,	7/14 at 100.00	A	5,152,350
	7/01/30
1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,462,561
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,147,663
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	1,019,790
	2005B, 6.000%, 5/01/30

10,055	Total Minnesota			10,336,254

	Mississippi – 0.3% (0.2% of Total Investments)
1,000	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	11/19 at 101.00	N/R	1,019,650
	Apartments, Series 2004-2, 6.125%, 9/01/34

	Missouri – 1.4% (1.0% of Total Investments)
2,355	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds,	2/14 at 102.00	N/R	2,483,395
	Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)
2,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center	6/06 at 100.00	N/R	2,538,750
	Multipurpose Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)

4,855	Total Missouri			5,022,145

	Montana – 2.1% (1.5% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B1	5,396,560
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
1,995	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,995,239
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

7,195	Total Montana			7,391,799

	Nevada – 2.3% (1.6% of Total Investments)
3,670	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,	10/30 at 100.00	B–	3,633,520
	Series 1995C, 5.500%, 10/01/30
2,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	10/30 at 100.00	B–	1,995,060
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	11/32 at 100.00	B–	500,020
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,500	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	2/06 at 103.00	N/R	1,561,425
	142, Series 2003, 6.375%, 8/01/23
550	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	575,669
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40

8,220	Total Nevada			8,265,694

	New Jersey – 3.9% (2.7% of Total Investments)
1,510	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	1,401,552
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	556,655
	Obligated Group, Series 2000, 7.500%, 7/01/30
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
7,825	6.750%, 6/01/39	6/13 at 100.00	BBB	8,791,622
2,760	7.000%, 6/01/41	6/13 at 100.00	BBB	3,154,294

12,595	Total New Jersey			13,904,123

	New Mexico – 1.3% (0.9% of Total Investments)
4,500	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.000%, 9/01/18	9/13 at 101.00	N/R	4,663,440

	New York – 4.9% (3.4% of Total Investments)
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	3,872,000
	Group, Series 2001, 5.500%, 7/01/30
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,041,650
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade	3/09 at 103.00	N/R	522,025
	Center, Series 2005A, 6.250%, 3/01/15
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	8/06 at 100.00	CCC	1,407,566
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	B–	787,440
	Airport – American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003B-1C:
4,000	5.500%, 6/01/21	6/13 at 100.00	AA–	4,389,840
5,000	5.500%, 6/01/22	6/13 at 100.00	AA–	5,474,000

16,950	Total New York			17,494,521

	North Carolina – 1.6% (1.1% of Total Investments)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	5,614,565
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29

	Ohio – 3.9% (2.7% of Total Investments)
	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation,
	Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	480,655
400	5.800%, 1/01/18	1/08 at 102.00	B	371,360
3,375	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	3,432,443
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
7,600	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	7,676,000
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
800	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A,	3/14 at 101.00	A+	809,432
	4.800%, 3/01/22
1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series	No Opt. Call	B1	1,162,609
	1994, 6.750%, 7/01/14 (Alternative Minimum Tax)

13,950	Total Ohio			13,932,499

	Oklahoma – 4.2% (3.0% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
1,200	5.750%, 8/15/15 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,298,268
11,680	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	12,588,354
1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/06 at 101.00	B–	1,252,030
	6.250%, 6/01/20

14,215	Total Oklahoma			15,138,652

	Pennsylvania – 4.9% (3.5% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
695	9.250%, 11/15/22	11/10 at 102.00	Ba3	827,606
6,455	9.250%, 11/15/30	11/10 at 102.00	Ba3	7,659,568
500	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB+	499,985
	2005, 6.000%, 11/15/16
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	2,010,800
	Immaculata University, Series 2005, 5.750%, 10/15/37
190	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series	10/13 at 100.00	Ba3	190,264
	1992, 7.000%, 10/01/13
300	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series	4/06 at 102.00	Ba3	305,181
	1995, 6.250%, 10/01/15
500	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	4/06 at 100.00	BB–	498,805
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B1	426,448
	Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)
600	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	B1	639,672
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	4,312,120
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
230	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General	9/17 at 100.00	Ba3	230,352
	Hospital, Series 1991A, 7.250%, 9/01/17

15,870	Total Pennsylvania			17,600,801

	Rhode Island – 1.3% (0.9% of Total Investments)
1,500	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds,	7/15 at 103.00	N/R	1,616,595
	Series 2005, 7.250%, 7/15/35
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,170,370
	Series 2002A, 6.250%, 6/01/42
4,500	Total Rhode Island			4,786,965

	South Carolina – 1.5% (1.0% of Total Investments)
2,755	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,901,125
	Assets for Education, Series 2003, 5.250%, 12/01/19
500	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	636,175
	1/01/19 (ETM) – FGIC Insured
1,150	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Georgetown	8/11 at 100.00	AA	1,192,746
	Memorial Hospital, Series 2001, 5.250%, 2/01/21 – RAAI Insured
490	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	No Opt. Call	BBB	548,094
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30

4,895	Total South Carolina			5,278,140

	Tennessee – 1.1% (0.8% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	3,710,875
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
500	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	3/06 at 101.00	B1	428,200
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24

4,000	Total Tennessee			4,139,075

	Texas – 9.1% (6.4% of Total Investments)
1,200	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/06 at 100.00	CCC	999,984
	American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)
2,705	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/07 at 100.00	CCC	2,303,443
	American Airlines Inc., Series 1995, 6.000%, 11/01/14
565	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC	420,179
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,991,395
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	7,144,434
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba1	660,547
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
3,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	12/14 at 100.00	A	3,096,600
	Memorial Hermann Healthcare System, Series 2004A, 5.125%, 12/01/23
	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior
	Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	275,710
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,537,424
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	1,640,260
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	791,710
	Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	617,022
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	5,295,591
5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	5,897,502
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)

32,940	Total Texas			32,671,801

	Virgin Islands – 3.4% (2.4% of Total Investments)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	3,121,770
	10/01/26 – RAAI Insured
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	5,490,500
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	3,571,590
	Hovensa LLC, Series 2004, 5.875%, 7/01/22

11,300	Total Virgin Islands			12,183,860

	Virginia – 4.2% (3.0% of Total Investments)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998A:
2,000	0.000%, 8/15/14	8/08 at 73.23	BB–	1,270,800
4,250	5.500%, 8/15/28	8/08 at 102.00	BB–	4,376,225
1,850	0.000%, 8/15/30	8/08 at 28.38	BB–	454,416
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
2,000	0.000%, 8/15/12	8/08 at 82.10	BB–	1,422,000
3,000	0.000%, 8/15/15	8/08 at 68.82	BB–	1,791,060
9,000	0.000%, 8/15/19	8/08 at 54.38	BB–	4,227,750
650	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds,	7/11 at 105.00	B2	676,845
	Series 2001A, 7.400%, 7/15/21
1,000	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	1,003,780
	Bonds, Series 2001C, 6.850%, 7/15/21

23,750	Total Virginia			15,222,876

	Washington – 3.6% (2.5% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa3	3,248,190
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	A	1,909,128
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	A	5,125,302
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	A	2,554,275

11,975	Total Washington			12,836,895

	Wisconsin – 5.7% (4.0% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R	550,171
	2003A, 7.750%, 6/01/16
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
9,380	5.600%, 2/15/29	2/09 at 101.00	BBB+	9,605,026
2,300	5.600%, 2/15/29 – ACA Insured	2/09 at 101.00	A	2,364,653
300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Milwaukee Catholic Home	7/06 at 102.00	N/R	307,197
	Inc., Series 1996, 7.250%, 7/01/17
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Oakwood Village	8/15 at 100.00	N/R	500,695
	Obligated Group, Series 2000A, 7.000%, 8/15/15
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center
	Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	894,346
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	1,018,440
5,030	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	A	5,346,840
	Services Inc., Series 2002, 5.750%, 8/15/30

19,935	Total Wisconsin			20,587,368

$ 499,868	Total Investments (cost $478,910,696) – 141.5%			509,551,030

	Other Assets Less Liabilities – 1.5%			5,655,043

	Preferred Shares, at Liquidation Value – (43.0)%			(155,000,000)

	Net Assets Applicable to Common Shares – 100%			$360,206,073

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody's Investor
Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $478,074,703.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$33,104,616
Depreciation	(1,628,289)

Net unrealized appreciation (depreciation) of investments	$31,476,327

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.